Templeton Emerging Markets Fund
Statement of Investments (unaudited), May 31, 2020
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 96.7%
Brazil 3.3%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 66,200 $ 1,136,335
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 144,700 1,234,852
a
Lojas Americanas SA ............. Multiline Retail 399,644 1,753,550
a
M Dias Branco SA ................ Food Products 109,200 739,177
TOTVS SA ..................... Software 47,700 179,717
a
Vale SA ........................ Metals & Mining 283,700 2,817,042
7,860,673
Cambodia 0.4%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 730,000 871,127
China 32.1%
a
Alibaba Group Holding Ltd., ADR .... Internet & Direct Marketing Retail 94,995 19,701,013
b,c
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 144,902
a
Baidu, Inc., ADR ................. Interactive Media & Services 17,360 1,849,708
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 7,881,200 6,893,489
China Merchants Bank Co. Ltd., H .... Banks 490,500 2,297,009
China Merchants Bank Co. Ltd., A .... Banks 290,900 1,378,436
China Mobile Ltd. ................ Wireless Telecommunication Services 488,500 3,409,407
China Resources Cement Holdings Ltd. Construction Materials 3,015,100 3,784,701
CNOOC Ltd. .................... Oil, Gas & Consumable Fuels 2,099,000 2,336,901
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 345,560 172,525
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 382,600 1,747,291
NetEase , Inc., ADR ............... Entertainment 3,897 1,492,161
Ping An Bank Co. Ltd., A ........... Banks 852,800 1,553,315
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 215,136 2,131,391
a
Prosus NV ..................... Internet & Direct Marketing Retail 11,570 965,383
Sunny Optical Technology Group Co.
Ltd. .........................
Electronic Equipment, Instruments &
Components 155,400 2,052,901
Tencent Holdings Ltd. ............. Interactive Media & Services 386,300 20,452,628
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 162,288 2,096,761
Uni -President China Holdings Ltd. .... Food Products 811,000 839,097
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 461,907
75,760,926
Czech Republic 0.2%
b,c
Moneta Money Bank A/S, 144A, Reg S Banks 243,000 537,216
Hong Kong 0.1%
Dairy Farm International Holdings Ltd. . Food & Staples Retailing 56,900 240,118
Hungary 1.2%
Richter Gedeon Nyrt . ............. Pharmaceuticals 134,700 2,933,177
India 6.5%
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 53,928 1,433,243
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 375,088 704,107
Glenmark Pharmaceuticals Ltd. ...... Pharmaceuticals 264,190 1,240,300
ICICI Bank Ltd. .................. Banks 1,757,254 7,691,122
Infosys Ltd. ..................... IT Services 268,602 2,463,875
Tata Chemicals Ltd. .............. Chemicals 179,300 728,007
Tata Investment Corp. Ltd. ......... Capital Markets 122,221 1,176,669
15,437,323

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.9%
Astra International Tbk . PT ......... Automobiles 6,376,200 $ 2,081,757
Kenya 0.2%
a
Equity Group Holdings plc .......... Banks 1,383,724 456,707
a
Macau 0.4%
MGM China Holdings Ltd. .......... Hotels, Restaurants & Leisure 801,200 946,790
Mexico 1.3%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand , ADR ................. Banks 791,217 2,563,543
b,c
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,917,631 419,414
2,982,957
Pakistan 0.4%
MCB Bank Ltd. .................. Banks 1,055,710 952,478
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 34,920 894,650
Russia 8.1%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 302,044 1,696,211
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,666 6,436,496
a,c
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 82,999 1,489,239
Sberbank of Russia PJSC, ADR ..... Banks 437,637 4,990,704
a
Yandex NV, A ................... Interactive Media & Services 109,621 4,410,053
19,022,703
South Africa 3.3%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 503,977 613,607
Naspers Ltd., N .................. Internet & Direct Marketing Retail 44,581 7,082,105
7,695,712
South Korea 19.1%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 55,510 1,732,224
Hankook Tire & Technology Co. Ltd. .. Auto Components 17,600 334,959
KT Skylife Co. Ltd. ............... Media 59,360 387,334
LG Corp. ....................... Industrial Conglomerates 94,283 4,828,355
NAVER Corp. ................... Interactive Media & Services 58,507 10,731,309
POSCO ....................... Metals & Mining 14,133 2,076,105
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 490,770 20,194,001
Samsung Life Insurance Co. Ltd. ..... Insurance 77,442 2,872,296
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 29,470 1,949,280
45,105,863
Taiwan 11.6%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 105,000 763,789
CTBC Financial Holding Co. Ltd. ..... Banks 320,000 213,020
b,c
FIT Hon Teng Ltd., 144A, Reg S ..... Electronic Equipment, Instruments &
Components 2,919,100 764,473
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,220,712 3,087,523
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 4,400 563,048
PChome Online, Inc. .............. Internet & Direct Marketing Retail 237,482 919,214

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 2,174,400 $ 21,186,052
27,497,119
Thailand 2.0%
Kasikornbank PCL ............... Banks 644,900 1,971,598
Kiatnakin Bank PCL .............. Banks 893,200 1,193,367
Siam Commercial Bank PCL (The) ... Banks 283,000 658,347
Thai Beverage PCL ............... Beverages 1,836,100 818,730
Univanich Palm Oil PCL ........... Food Products 456,300 59,673
4,701,715
United Kingdom 3.2%
Unilever plc ..................... Personal Products 142,280 7,638,908
United States 2.0%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 62,305 3,302,165
a
IMAX Corp. ..................... Entertainment 106,900 1,348,009
4,650,174
Total Common Stocks (Cost $178,615,010) .....................................
228,268,093
Preferred Stocks 3.1%
Brazil 3.1%
d
Banco Bradesco SA, ADR, 13.35% ... Banks 970,024 3,356,283
d
Itau Unibanco Holding SA, ADR,
10.64% ...................... Banks 917,597 3,899,787
7,256,070
Total Preferred Stocks (Cost $10,518,816) ......................................
7,256,070
Total Long Term Investments (Cost $189,133,826) ...............................
235,524,163
Short Term Investments 6.7%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 6.7%
United States 6.7%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 15,813,651 15,813,651
Total Money Market Funds (Cost $15,813,651) ..................................
15,813,651
a a a a a
Total Short Term Investments (Cost $15,813,651 ) ................................
15,813,651
a a a
a
Total Investments (Cost $204,947,477) 106.5% ..................................
$251,337,814
Credit Facility (6.4)% .........................................................
(15,000,000)
Other Assets, less Liabilities (0.1)% ...........................................
(321,431)
Net Assets 100.0% ...........................................................
$236,016,383
a a a

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See A bbreviations on page 8
.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $1,866,005, representing 0.8% of net assets.
c
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2020, the aggregate value of these securities was $3,355,244, representing 1.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 5 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund

Notes to Statement of Investments (unaudited)
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the
Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time.
In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At May 31, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund’s portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund’s ability to sell these securities. At May 31, 2020, the Fund had 8.1% of its net assets invested in Russia.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2020, the Fund held investments in affiliated management investment companies as follows:
a
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a a a a a a a a a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ........... $16,797,137 $38,550,746 $(39,534,232) $ — $ — $ 15,813,651 15,813,651 $ 104,014
Total Affiliated Securities ...... $16,797,137 $38,550,746 $(39,534,232) $— $— $15,813,651 $104,014
2. Financial Instrument Valuation
(continued)

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2020, in valuing the Fund’s assets carried at fair value, is as follows:
7. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 7,860,673 $ — $ — $ 7,860,673
Cambodia ............................ 871,127 — — 871,127
China ............................... 74,795,543 965,383 — 75,760,926
Czech Republic ....................... 537,216 — — 537,216
Hong Kong ........................... 240,118 — — 240,118
Hungary ............................. 2,933,177 — — 2,933,177
India ................................ — 15,437,323 — 15,437,323
Indonesia ............................ 2,081,757 — — 2,081,757
Kenya ............................... 456,707 — — 456,707
Macau .............................. 946,790 — — 946,790
Mexico .............................. 2,982,957 — — 2,982,957
Pakistan ............................. 952,478 — — 952,478
Peru ................................ 894,650 — — 894,650
Russia .............................. 4,410,053 14,612,650 — 19,022,703
South Africa .......................... 7,695,712 — — 7,695,712
South Korea .......................... 45,105,863 — — 45,105,863
Taiwan .............................. 27,497,119 — — 27,497,119
Thailand ............................. 4,701,715 — — 4,701,715
United Kingdom ....................... — 7,638,908 — 7,638,908
United States ......................... 4,650,174 — — 4,650,174
Preferred Stocks ........................ 7,256,070 — — 7,256,070
Short Term Investments ................... 15,813,651 — — 15,813,651
Total Investments in Securities ........... $212,683,550 $38,654,264 $— $251,337,814

Templeton Emerging Markets Fund
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.